UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2026

Date of reporting period: January 31, 2026

Item 1. Report to Stockholders.

(a)

Defined Duration 10 ETF (formerly known as Discipline Fund ETF) Ticker: DDX Listed on: Cboe BZX Exchange, Inc.	January 31, 2026 Semi-Annual Shareholder Report https://disciplinefunds.com/ddX-data/

This semi-annual shareholder report contains important information about the Defined Duration 10 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://disciplinefunds.com/ddX-data/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$15	0.28%

KEY FUND STATISTICS (as of Period End)
Net Assets	$60,995,159	Advisory Fees	$92,983
# of Portfolio Holdings	9	Fees Waived and/or Expenses Reimbursed	$(11,512)
Portfolio Turnover Rate*	6%	Net Advisory Fees Paid	$81,471
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

FUND HOLDINGS (as a % of Net Assets)
Equity Funds		Bond Funds
SPDR Portfolio Developed World ex-US ETF	16.8%	Vanguard Intermediate-Term Treasury ETF	29.0%
Vanguard Value ETF	10.5%	Vanguard Short-Term Treasury ETF	14.8%
Vanguard FTSE Emerging Markets ETF	5.0%	Vanguard Long-Term Treasury ETF	5.8%
Vanguard S&P 500 ETF	3.5%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://disciplinefunds.com/ddX-data/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi- Annual Shareholder Report: January 31, 2026

Defined Duration 20 ETF Ticker: DDXX Listed on: Cboe BZX Exchange, Inc.	January 31, 2026 Semi-Annual Shareholder Report https://disciplinefunds.com/ddXX-data/

This semi-annual shareholder report contains important information about the Defined Duration 20 ETF (the “Fund”) for the period of November 12, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://disciplinefunds.com/ddXX-data/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$4	0.16%

KEY FUND STATISTICS (as of Period End)
Net Assets	$4,714,418	Advisory Fees	$1,202
# of Portfolio Holdings	9	Fees Waived and/or Expenses Reimbursed	$(433)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$769
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

FUND HOLDINGS (as a % of Net Assets)
State Street SPDR Portfolio Developed World ex-US ETF	30.5%
iShares MSCI USA Min Vol Factor ETF	14.4%
Vanguard Total Stock Market ETF	13.5%
Vanguard FTSE Emerging Markets ETF	8.8%
iShares MSCI International Value Factor ETF	8.4%
Vanguard FTSE All World ex-US Small-Cap ETF	8.2%
Vanguard Value ETF	8.1%
Vanguard Small-Cap ETF	8.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://disciplinefunds.com/ddXX-data/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi- Annual Shareholder Report: January 31, 2026

Defined Duration 5 ETF Ticker: DDV Listed on: Cboe BZX Exchange, Inc.	January 31, 2026 Semi-Annual Shareholder Report https://disciplinefunds.com/ddv-data/

This semi-annual shareholder report contains important information about the Defined Duration 5 ETF (the “Fund”) for the period of November 12, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://disciplinefunds.com/ddv-data/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$5	0.23%

KEY FUND STATISTICS (as of Period End)
Net Assets	$7,065,693	Advisory Fees	$2,171
# of Portfolio Holdings	7	Fees Waived and/or Expenses Reimbursed	$(174)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$1,997
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

FUND HOLDINGS (as a % of Net Assets)
Equity Funds		Bond Funds
State Street SPDR Portfolio Developed World ex-US ETF	8.4%	Vanguard Short-Term Treasury ETF	27.7%
Vanguard Value ETF	3.6%	Vanguard Intermediate-Term Treasury ETF	20.7%
Vanguard Total Stock Market ETF	1.5%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://disciplinefunds.com/ddv-data/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi- Annual Shareholder Report: January 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments
(a)

DEFINED DURATION 10 ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 85.4%
State Street SPDR Portfolio Developed World ex-US ETF	219,269	$10,301,258
Vanguard FTSE Emerging Markets ETF	54,288	3,065,643
Vanguard Intermediate-Term Treasury ETF (a)	294,962	17,668,224
Vanguard Long-Term Treasury ETF	63,229	3,523,752
Vanguard S&P 500 ETF	3,349	2,130,701
Vanguard Short-Term Treasury ETF	153,247	9,020,118
Vanguard Value ETF	32,040	6,399,990
TOTAL EXCHANGE TRADED FUNDS (Cost $47,554,289)		52,109,686

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 14.4%	Par
3.56%, 10/29/2026 (b)	$9,026,000	8,795,051
TOTAL U.S. TREASURY BILLS (Cost $8,793,244)		8,795,051

MONEY MARKET FUNDS - 0.2%	Shares
First American Government Obligations Fund - Class X, 3.61% (c)	100,829	100,829
TOTAL MONEY MARKET FUNDS (Cost $100,829)		100,829

TOTAL INVESTMENTS - 100.0% (Cost $56,448,362)		$61,005,566
Liabilities in Excess of Other Assets - (0.0)% (d)		(10,407)
TOTAL NET ASSETS - 100.0%		$60,995,159

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown is the annualized yield as of January 31, 2026.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

1

DEFINED DURATION 20 ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
iShares MSCI International Value Factor ETF	9,720	$393,660
iShares MSCI USA Min Vol Factor ETF	7,146	678,799
State Street SPDR Portfolio Developed World ex-US ETF (a)	30,582	1,436,742
Vanguard FTSE All World ex-US Small-Cap ETF	2,520	384,300
Vanguard FTSE Emerging Markets ETF	7,308	412,683
Vanguard Small-Cap ETF	1,404	378,926
Vanguard Total Stock Market ETF	1,872	637,547
Vanguard Value ETF	1,908	381,123
TOTAL EXCHANGE TRADED FUNDS (Cost $4,564,263)		4,703,780

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.61% (b)	11,056	11,056
TOTAL MONEY MARKET FUNDS (Cost $11,056)		11,056

TOTAL INVESTMENTS - 100.0% (Cost $4,575,319)		$4,714,836
Liabilities in Excess of Other Assets - (0.0)% (c)		(418)
TOTAL NET ASSETS - 100.0%		$4,714,418

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

2

DEFINED DURATION 5 ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 61.9%
State Street SPDR Portfolio Developed World ex-US ETF	12,684	$595,894
Vanguard Intermediate-Term Treasury ETF	24,388	1,460,841
Vanguard Short-Term Treasury ETF (a)	33,264	1,957,919
Vanguard Total Stock Market ETF	308	104,896
Vanguard Value ETF	1,288	257,278
TOTAL EXCHANGE TRADED FUNDS (Cost $4,339,303)		4,376,828

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 38.0%	Par
3.51%, 10/29/2026 (b)	$2,756,000	2,685,482
TOTAL U.S. TREASURY BILLS (Cost $2,685,575)		2,685,482

MONEY MARKET FUNDS - 0.1%	Shares
First American Government Obligations Fund - Class X, 3.61% (c)	4,532	4,532
TOTAL MONEY MARKET FUNDS (Cost $4,532)		4,532

TOTAL INVESTMENTS - 100.0% (Cost $7,029,410)		$7,066,842
Liabilities in Excess of Other Assets - (0.0)% (d)		(1,149)
TOTAL NET ASSETS - 100.0%		$7,065,693

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown is the annualized yield as of January 31, 2026.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(d)	Represents less than 0.05% of net assets.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

3

DEFINED DURATION ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2026 (Unaudited)

	Defined Duration 10 ETF	Defined Duration 20 ETF	Defined Duration 5 ETF
ASSETS:
Investments, at value (See Note 2)	$61,005,566	$4,714,836	$7,066,842
Dividends receivable	307	25	38
Total assets	61,005,873	4,714,861	7,066,880

LIABILITIES:
Payable to adviser (See Note 3)	10,714	443	1,187
Total liabilities	10,714	443	1,187
NET ASSETS	$60,995,159	$4,714,418	$7,065,693

NET ASSETS CONSISTS OF:
Paid-in capital	$59,267,566	$4,575,318	$7,010,451
Total distributable earnings	1,727,593	139,100	55,242
Total net assets	$60,995,159	$4,714,418	$7,065,693

Net assets	$60,995,159	$4,714,418	$7,065,693
Shares issued and outstanding(a)	2,480,000	180,000	280,000
Net asset value per share	$24.59	$26.19	$25.23

COST:
Investments, at cost	$56,448,362	$4,575,319	$7,029,410

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

DEFINED DURATION ETFs

STATEMENTS OF OPERATIONS
For the Period Ended January 31, 2026 (Unaudited)

	Defined Duration 10 ETF	Defined Duration 20 ETF(a)	Defined Duration 5 ETF(a)
INVESTMENT INCOME:
Dividend income	$998,045	$27,452	$15,525
Interest income	69,543	—	12,286
Total investment income	1,067,588	27,452	$27,811

EXPENSES:
Investment advisory fee (See Note 3)	92,983	1,202	2,171
Total expenses	92,983	1,202	2,171
Expense reimbursement by adviser (See Note 3)	(11,512)	(433)	(174)
Net expenses	81,471	769	1,997
NET INVESTMENT INCOME (LOSS)	986,117	26,683	25,814

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,550,291)	—	(553)
In-kind redemptions	—	—	12,360
Net realized gain (loss)	(1,550,291)	—	11,807
Net change in unrealized appreciation (depreciation) on:
Investments	4,704,776	139,517	37,432
Net change in unrealized appreciation (depreciation)	4,704,776	139,517	37,432
Net realized and unrealized gain (loss)	3,154,485	139,517	49,239
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,140,602	$166,200	$75,053

(a) Inception date of the Fund was November 12, 2025.
The accompanying notes are an integral part of these financial statements.

DEFINED DURATION ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Defined Duration 10 ETF		Defined Duration 20 ETF	Defined Duration 5 ETF
	Period ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Period ended January 31, 2026(a) (Unaudited)	Period ended January 31, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$986,117	$1,522,413	$26,683	$25,814
Net realized gain (loss)	(1,550,291)	(92,387)	—	11,807
Net change in unrealized appreciation (depreciation)	4,704,776	964,545	139,517	37,432
Net increase (decrease) in net assets from operations	4,140,602	2,394,571	166,200	75,053

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,237,017)	(1,469,722)	(27,100)	(19,811)
Total distributions to shareholders	(1,237,017)	(1,469,722)	(27,100)	(19,811)

CAPITAL TRANSACTIONS:
Shares sold	4,809,001	8,950,049	4,575,318	8,017,807
Shares redeemed	—	—	—	(1,007,356)
Net increase (decrease) in net assets from capital transactions	4,809,001	8,950,049	4,575,318	7,010,451

NET INCREASE (DECREASE) IN NET ASSETS	7,712,586	9,874,898	4,714,418	7,065,693

NET ASSETS:
Beginning of the period	53,282,573	43,407,675	—	—
End of the period	$60,995,159	$53,282,573	$4,714,418	$7,065,693

SHARES TRANSACTIONS
Shares sold	200,000	390,000	180,000	320,000
Shares redeemed	—	—	—	(40,000)
Total increase (decrease) in shares outstanding	200,000	390,000	180,000	280,000

(a) Inception date of the Fund was November 12, 2025.

The accompanying notes are an integral part of these financial statements.

DEFINED DURATION ETFs

 FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)(e)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)(f)
Defined Duration 10 ETF
1/31/2026(g)	$23.37	0.41	1.33	1.74	(0.52)	(0.52)	$24.59	7.51%	$60,995	0.32%	0.28%	3.40%	6%
7/31/2025	$22.97	0.74	0.37	1.11	(0.71)	(0.71)	$23.37	4.94%	$53,283	0.39%	0.35%	3.21%	2%
7/31/2024	$21.92	0.65	0.96	1.61	(0.56)	(0.56)	$22.97	7.48%	$43,408	0.39%	0.35%	2.97%	13%
7/31/2023	$22.15	0.45	(0.19)	0.26	(0.49)	(0.49)	$21.92	1.28%	$34,856	0.39%	0.35%	2.12%	29%
7/31/2022(h)	$25.00	0.39	(2.96)	(2.57)	(0.28)	(0.28)	$22.15	(10.40)%	$31,672	0.39%	0.35%	1.94%	25%

Defined Duration 20 ETF
1/31/2026(g)(i)	$25.11	0.31	1.07	1.38	(0.30)	(0.30)	$26.19	5.55%	$4,714	0.25%	0.16%	5.55%	0%

Defined Duration 5 ETF
1/31/2026(g)(i)	$25.02	0.16	0.15	0.31	(0.10)	(0.10)	$25.23	1.28%	$7,066	0.25%	0.23%	2.97%	0%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Unaudited.
(h)	Inception date of the Fund was September 20, 2021.
(i)	Inception date of the Fund was November 12, 2025.
The accompanying notes are an integral part of these financial statements.

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Defined Duration 10 ETF (formerly known as Discipline Fund ETF) (“DDX”), Defined Duration 20 ETF (“DDXX”), and Defined Duration 5 ETF (“DDV”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange	Diversification Classification
DDX	September 20, 2021	10,000	CBoe BZX Exchange, Inc.	Diversified
DDXX	November 12, 2025	10,000	CBoe BZX Exchange, Inc.	Non-diversified
DDV	November 12, 2025	10,000	CBoe BZX Exchange, Inc.	Non-diversified

The investment objective for each Fund is to:

Fund	Investment Objective
DDX	seek long-term growth of capital.
DDXX	seek long-term growth of capital.
DDV	seek long-term growth of capital.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is January 31, 2026, and the period covered by these Notes to Financial Statements is from August 1, 2025 to January 31, 2026 for DDX and from each Fund’s commencement of operations on November 12, 2025 to January 31, 2026 for DDXX and DDV (the “current fiscal period”).

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, the Funds did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
DDX
Investments:
Exchange Traded Funds	$52,109,686	$—	$—	$52,109,686
U.S. Treasury Bills	—	8,795,051	—	8,795,051
Money Market Funds	100,829	—	—	100,829
Total Investments	$52,210,515	$8,795,051	$—	$61,005,566

DDXX
Investments:
Exchange Traded Funds	$4,703,780	$—	$—	$4,703,780
Money Market Funds	11,056	—	—	11,056
Total Investments	$4,714,836	$—	$—	$4,714,836

DDV
Investments:
Exchange Traded Funds	$4,376,828	$—	$—	$4,376,828
U.S. Treasury Bills	—	2,685,482	—	2,685,482
Money Market Funds	4,532	—	—	4,532
Total Investments	$4,381,360	$—	$—	$7,066,842

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended July 31, 2025, DDX did not have any reclassifications. The Funds DDXX and DDV commenced operations on November 12, 2025; therefore, no reclassifications have been made yet.

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

DDX	0.25%
DDXX	0.25%
DDV	0.25%

The DDX’s investment adviser has contractually agreed to waive (reduce) its management fee from 0.25% to 0.21% of the Fund’s average daily net assets. This Agreement will remain in place until November 30, 2026 unless terminated sooner with the consent of the Board of Trustees. For the current fiscal period, the Adviser waived $11,512 of its advisory fee.

The DDXX’s investment adviser has contractually agreed to reduce its management fee from 0.25% to 0.16% of the Fund’s average daily net assets. This Agreement will remain in place until November 30, 2026 unless terminated sooner by the Trustees. For the current fiscal period, the Adviser waived $433 of its advisory fee.

The DDV’s investment adviser has contractually agreed to reduce its management fee from 0.25% to 0.23% of the Fund’s average daily net assets. This Agreement will remain in place until November 30, 2026 unless terminated sooner by the Trustees. For the current fiscal period, the Adviser waived $174 of its advisory fee.

Orcam Financial Group, LLC dba Discipline Funds serves as investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
DDX	$3,073,087	$11,669,228
DDXX	—	—
DDV	—	—

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
DDX	$4,393,449	$—
DDXX	4,564,263	—
DDV	4,950,465	623,522

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal year ended July 31, 2025, for DDX were as follows:

DDX
Tax cost of Investments	$54,034,226
Gross tax unrealized appreciation	2,871,843
Gross tax unrealized depreciation	(3,607,585)
Net tax unrealized appreciation (depreciation)	$(735,742)
Undistributed ordinary income	267,014
Undistributed long-term gain	—
Total distributable earnings	267,014
Other accumulated gain (loss)	(707,264)
Total accumulated gain (loss)	$(1,175,992)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended July 31, 2025, DDX did not defer any post-October capital losses.

At the fiscal year ended July 31, 2025, DDX had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(439,080)	$(268,184)

Tax information for DDXX and DDV will be available after each funds’ first fiscal period end of July 31, 2026.

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal year ended July 31, 2025 were as follows:

	Fiscal Period Ended January 31, 2026 (Unaudited)	Fiscal Year Ended July 31, 2025
	Ordinary Income	Ordinary Income
DDX	$1,237,017	$1,469,722
DDXX(a)	27,100	N/A
DDV(a)	19,811	N/A

(a) Inception date of the Fund was November 12, 2025.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

DEFINED DURATION ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

DDX	20.26%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended July 31, 2025, were as follows:

DDX	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the fiscal year July 31, 2025, were as follows:

DDX	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Discipline Fund ETF
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on August 29, 2025 and September 4-5, 2025 to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the Defined Duration 10 ETF (f/k/a Discipline Fund ETF) (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and Orcam Financial Group, LLC (the “Sub-Adviser”), each for an additional one-year term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the continuation of the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. The Board compared the Fund’s performance for periods ended June 30, 2025 to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. It was determined that the Adviser and the Sub-Adviser have consistently managed the Fund’s portfolio in accordance with its stated investment objective and strategies. The Board noted that, for the one-year period, the Fund outperformed the average of its peer group and for the two-year, three-year, and since inception periods, the Fund returned below-average results relative to the average of its peer group, but within the range of the peer group.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board noted that the Fund’s management fee and net expense ratio were below the average for the Fund’s peer group. The Board considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a similar strategy. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser charges its separately managed account clients a higher fee for a strategy related to that of the Fund’s.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed the profit and loss information provided by the Adviser with respect to the Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Adviser. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund for an additional annual period. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given the Fund’s current assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreements for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Defined Duration 5 ETF & Defined Duration 20 ETF
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on August 29, 2025 and September 4-5, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Defined Duration 5 ETF and Defined Duration 20 ETF (each, a “Fund,” and together, the “Funds”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory

Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Funds, the Adviser, and Orcam Financial Group, LLC (the “Sub-Adviser”), each for an initial two-year term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to the Funds. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds and arranging service providers for the Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Funds, executing all Fund transactions, monitoring compliance with each Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for each Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. The Board compared each Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board noted that the Defined Duration 5 ETF’s proposed management fee and net expense ratio were below the average of its peer group. The Board noted that the Defined Duration 20 ETF’s proposed management fee and net expense ratio were in line with the average of its peer group. The Board considered each Fund’s fee arrangement, in which the Adviser is responsible for paying most of a Fund’s operating expenses out of its resources, noting that comparisons with a Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Funds. The Board also noted that the Sub-Adviser charges a higher fee for separately managed accounts which utilize strategies related to those of the Funds.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to each Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of each Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by each Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with each Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Funds, as well as the fee waiver with respect to each Fund, which generally offsets the impact of acquired fund fees and expenses. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Funds.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from each Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that each Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Funds. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	March 31, 2026